RENT OBLIGATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Rent Obligation [Abstract]
Schedule of Rent Expense [Table Text Block]	The Company’s rent obligation for the next five years is as follows:

2015	$37,000
2016	$38,000
2017	$39,000
2018	$3,600
2019	$—

The Company’s rent obligation for the next five years are as follows:
2014	$36,000
2015	$37,000
2016	$38,000
2017	$39,000
2018	$3,000